Goodwill and Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
(6) Goodwill and Intangibles
The carrying amount of goodwill as of June 30, 2021 and December 31, 2020 $195.7 million.
Intangible assets consisted of the following as of June 30, 2021 and December 31, 2020:

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	$(44,148)	$196,652
Trade name	41,900	15	(7,681)	34,219

Balance as of June 30, 2021	$282,700		$(51,829)	$230,871

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	$(36,121)	$204,679
Trade name	41,900	15	(6,284)	35,616

Balance as of December 31, 2020	$282,700		$(42,405)	$240,295

(6) Goodwill and Intangibles
The carrying amount of goodwill as of December 31, 2020 and 2019 was $195.7 million.
As of October 1, 2020, the Company opted to bypass the qualitative assessment and proceeded directly to performing a quantitative goodwill impairment test. As a result of the quantitative assessment, the Company determined that the carrying value of the reporting unit did not exceed its fair value. The Company performed a qualitative assessment as of December 31, 2019 and determined that there were no changes in circumstances that would indicate the carrying value of the reporting unit exceeded fair value. Therefore, no impairment losses were recognized as of December 31, 2020 and 2019.
Intangible assets consisted of the following as of December 31, 2020 and 2019:

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	(36,121)	204,679
Trade name	41,900	15	(6,284)	35,616

Balance as of December 31, 2020	$282,700		(42,405)	240,295

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	(20,067)	220,733
Trade name	41,900	15	(3,491)	38,409

Balance as of December 31, 2019	$282,700		(23,558)	259,142

Amortization expense of the intangible assets for the years ended December 31, 2020 and 2019 was $18.8 million and $18.8 million, respectively. As of December 31, 2020, the remaining weighted average amortization period of the above intangible assets was approximately 13 years.
Future amortization expense for intangible assets subject to amortization is:

(in thousands)
2021	$18,847
2022	18,847
2023	18,847
2024	18,847
2025	18,847
Thereafter	146,060

Total	$240,295